                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-04801
                                   ---------------------------------------------

                             SunAmerica Equity Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                 John T. Genoy
                             Senior Vice President
                       SunAmerica Asset Management, LLC
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414
                                                   -----------------------------

Date of fiscal year end: September 30
                        --------------------------

Date of reporting period:   March 31, 2014
                         -------------------------

Item 1. Reports to Stockholders

[PHOTO]




                                                        SEMI-ANNUAL REPORT 2014

SUNAMERICA
Equity Funds

        MARCH 31, 2014                                        SEMI-ANNUAL REPORT

SUNAMERICA EQUITY FUNDS

SUNAMERICA INTERNATIONAL DIVIDEND STRATEGY FUND (SIEAX)

SUNAMERICA JAPAN FUND (SAESX)

                        TABLE OF CONTENTS


        SHAREHOLDER LETTER..........................................  2
        EXPENSE EXAMPLE.............................................  4
        STATEMENT OF ASSETS AND LIABILITIES.........................  6
        STATEMENT OF OPERATIONS.....................................  8
        STATEMENT OF CHANGES IN NET ASSETS..........................  9
        FINANCIAL HIGHLIGHTS........................................ 10
        PORTFOLIO OF INVESTMENTS.................................... 12
        NOTES TO FINANCIAL STATEMENTS............................... 18

        SHAREHOLDER LETTER -- (UNAUDITED)

Dear Shareholders,

We are pleased to present this semi-annual update for the SunAmerica Equity Funds for the six months ended March 31, 2014. It was a period wherein U.S. and international equity performance was driven primarily by economic conditions and monetary policies of global central banks. As such, there was wide divergence amongst the global equity markets, with U.S. and European equity markets generally strong, while the Japanese equity market faced several headwinds.

As the semi-annual period began in October 2013, the nearly five-year-old global stock rally marched on. Global equities advanced for the sixth consecutive quarter in the fourth quarter of 2013, as generally solid economic data, coupled with continued accommodative monetary policy from central banks around the world, raised many investors' 2014 expectations. Despite liquidity concerns in China and tepid economic growth in Europe, market participants were emboldened by signs of expansionary traction in the U.S. and Japan, the world's largest and third-largest economies, respectively.

U.S. equities reached a new all-time high in December 2013, as the U.S. Federal Reserve (the "Fed") ended seven months of speculation and announced it would finally begin tapering its asset purchases, signaling confidence in the U.S. economy. Stock markets in Europe and Japan made fresh highs in December 2013 as well. However, for the fourth quarter of 2013 overall, European equities rose but lagged developed markets on the whole as the euro area's economy neared stall speed in the third quarter of 2013, posting Gross Domestic Product (GDP) growth of 0.1%. The export-driven economies of the Pacific Basin rose for the sixth straight quarter, with the region led higher by Japanese equities. Japan's equity market closed 2013 at a six-year high, as the market reflected optimism about Prime Minister Shinzo Abe's bold reforms and big stimulus. Japan also reported a 14.1% jump in housing starts during November 2013, the fifteenth consecutive monthly gain, as buyers raced to sign contracts ahead of the then-upcoming increase in the consumption tax. Also in November, Japan posted its largest rise in exports in three years, aided by a surge in car shipments. Japanese investors were further encouraged by steadily increasing inflation and by the pledge of the Bank of Japan (the "BoJ") to extend its ultra-loose monetary policy if needed.

In the first quarter of 2014, global equities continued to advance. Despite ongoing geopolitical tensions surrounding the crisis in Ukraine, concerns about a Chinese growth slowdown and unsettling economic and political developments in several other emerging market countries, the global equity markets posted positive returns. Investors appeared to take solace from comments out of the European Central Bank (ECB) and Chinese government suggesting that stimulus measures may be ramped up. In China, sluggish manufacturing data was overshadowed by Premier Li Keqiang's reassurance that Beijing stood ready to take action to bolster the world's second-largest economy, if necessary. Continued evidence of a Eurozone recovery, solid U.S. corporate earnings and robust merger and acquisition activity also aided bullish sentiment.

U.S. equities rose for the fifth consecutive quarter, reaching another all-time high in March 2014. In 2013, U.S. stocks had their best year since 1997; however, 2014 began with their worst month in nearly two years. Worries about a slowdown in China and general angst surrounding emerging markets more than offset a fairly benign domestic environment. But despite the economic data, impacted by the particularly inclement Winter season, and U.S. Fed Chair Janet Yellen unsettling some investors with comments that suggested the Fed may begin to raise interest rates at a slightly more aggressive pace than markets anticipated, U.S. equities subsequently rebounded from January's pullback. European equities rose for the third consecutive quarter. Economic data was generally solid and lent credence to the notion of a sustainable Eurozone recovery. The export-driven economies of the Pacific Basin, however, fell for the first time in seven quarters. Japanese equities declined particularly sharply, after Japan's economy expanded at a slower pace than initially estimated, dragged down by weaker capital spending and private consumption. Consumer confidence in Japan dipped to its lowest level since September 2011 ahead of Japan's consumption tax increase, which was scheduled to take effect in April 2014, and based on the lack of additional stimulus from the BoJ ahead of the hike. Other disconcerting news in Japan included a record trade deficit as a significant climb in import costs outweighed slowing export growth.

Against this backdrop, U.S. equities, as measured by the S&P 500(R) Index/*/, gained 12.51% for the six months ended March 31, 2014. International equities, as measured by the MSCI ACWI ex-U.S. (Net)/*/, posted positive returns but lagged the U.S. equity market, advancing 5.30% for the six-month period ended March 31, 2014. Japanese equities, as measured by the MSCI Japan Index
(Net)/*/, fell into negative territory with a return of -3.44% for the same semi-annual period.

Amid these conditions, each of the portfolios in the SunAmerica Equity Funds generated positive gains during the semi-annual period. On the following pages, you will find detailed financials statements and portfolio information for each of the SunAmerica Equity Funds.

We thank you for being a part of the SunAmerica Equity Funds. We value your ongoing confidence in us and look forward to serving your investment needs in the future. As always, if you have any questions regarding your investments, please contact your financial adviser or get in touch with us directly at 800-858-8850 or www.safunds.com.

Sincerely,

THE SUNAMERICA EQUITY FUNDS INVESTMENT PROFESSIONALS

   Timothy Pettee       Jun Oh                     Timothy Campion
   Andrew Sheridan      Kara Murphy                Jane Bayar


--------
Past performance is no guarantee of future results.

/*/The S&P 500 INDEX is Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of U.S. common stock prices. The MSCI ACWI (ALL COUNTRY WORLD INDEX) EX-U.S. (NET) is a free float-adjusted market capitalization-weighted index designed to measure the equity market performance of 47 global developed and emerging markets, excluding the U.S. The MSCI JAPAN INDEX (NET) is a free-float adjusted market capitalization weighted index that is designed to track the equity market performance of Japanese securities listed on Tokyo Stock Exchange, Osaka Stock Exchange, JASDAQ and Nagoya Stock Exchange. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Indices are not managed and an investor cannot invest directly in an index.

        SUNAMERICA EQUITY FUNDS
        EXPENSE EXAMPLE -- MARCH 31, 2014 -- (UNAUDITED)

DISCLOSURE OF PORTFOLIO EXPENSES IN SHAREHOLDER REPORTS

As a shareholder of a Fund (each, a "Fund" and collectively, the "Funds") in the SunAmerica Equity Funds (the "Trust"), you may incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges, and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. The Example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at October 1, 2013 and held until March 31, 2014.

ACTUAL EXPENSES

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended March 31, 2014" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I, the "Expenses Paid During the Six Months Ended March 31, 2014" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended March 31, 2014" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus, your retirement plan document and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended March 31, 2014" column would have been higher and the "Ending Account Value" would have been lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I the "Expenses Paid During the Six Months Ended March 31, 2014" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended March 31, 2014" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus, your retirement plan document and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended March 31, 2014" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to the Fund's prospectus, your retirement plan document and/or materials from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SUNAMERICA EQUITY FUNDS
        EXPENSE EXAMPLE -- MARCH 31, 2014 -- (UNAUDITED) (CONTINUED)

                                                        ACTUAL                                 HYPOTHETICAL
                                       ----------------------------------------- -----------------------------------------
                                                                                               ENDING ACCOUNT
                                                     ENDING ACCOUNT EXPENSE PAID               VALUE USING A  EXPENSE PAID
                                                      VALUE USING    DURING THE                 HYPOTHETICAL   DURING THE
                                         BEGINNING       ACTUAL      SIX MONTHS    BEGINNING     5% ASSUMED    SIX MONTHS
                                       ACCOUNT VALUE   RETURN AT       ENDED     ACCOUNT VALUE   RETURN AT       ENDED
                                       AT OCTOBER 1,   MARCH 31,     MARCH 31,   AT OCTOBER 1,   MARCH 31,     MARCH 31,
FUND                                       2013           2014         2014*         2013           2014         2014*
----                                   ------------- -------------- ------------ ------------- -------------- ------------
INTERNATIONAL DIVIDEND STRATEGY FUND#
  Class A.............................   $1,000.00     $1,039.34       $ 9.66      $1,000.00     $1,015.46       $ 9.55
  Class B.............................   $1,000.00     $1,035.70       $12.94      $1,000.00     $1,012.22       $12.79
  Class C.............................   $1,000.00     $1,035.77       $12.94      $1,000.00     $1,012.22       $12.79
  Class I.............................   $1,000.00     $1,040.04       $ 9.16      $1,000.00     $1,015.96       $ 9.05
JAPAN FUND#
  Class A.............................   $1,000.00     $1,004.66       $ 9.50      $1,000.00     $1,015.46       $ 9.55
  Class B.............................   $1,000.00     $1,001.53       $12.72      $1,000.00     $1,012.22       $12.79
  Class C.............................   $1,000.00     $1,002.93       $12.73      $1,000.00     $1,012.22       $12.79




                                        EXPENSE
                                         RATIO
                                         AS OF
                                       MARCH 31,
FUND                                     2014*
----                                   ---------
INTERNATIONAL DIVIDEND STRATEGY FUND#
  Class A.............................   1.90%
  Class B.............................   2.55%
  Class C.............................   2.55%
  Class I.............................   1.80%
JAPAN FUND#
  Class A.............................   1.90%
  Class B.............................   2.55%
  Class C.............................   2.55%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days divided by 365 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus, your retirement plan documents and/or materials from your financial advisor for more information.
# During the stated period, the investment advisor either waived a portion of or all of the fees and assumed a portion of or all expenses for the Funds or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2014" and the "Expense Ratios" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2014" and "Expense Ratios" would have been lower.

        SUNAMERICA EQUITY FUNDS
        STATEMENT OF ASSETS AND LIABILITIES -- MARCH 31, 2014 -- (UNAUDITED)

                                                    INTERNATIONAL
                                                      DIVIDEND
                                                    STRATEGY FUND  JAPAN FUND
                                                    ------------- -----------
 ASSETS:
 Investments at value (unaffiliated)*.............. $142,481,327  $30,107,153
 Repurchase Agreements (cost approximates value)...    1,928,000    1,018,000
                                                    ------------  -----------
  Total investments................................  144,409,327   31,125,153
                                                    ------------  -----------
 Cash..............................................          648          886
 Foreign cash*.....................................    1,006,126      156,061
 Receivable for:
  Fund shares sold.................................      593,042       55,055
  Dividends and interest...........................    1,053,159      273,816
  Investments sold.................................           --           --
 Prepaid expenses and other assets.................        1,054          261
 Due from investment adviser for expense
  reimbursements/fee waivers.......................           --       10,000
                                                    ------------  -----------
 Total assets......................................  147,063,356   31,621,232
                                                    ------------  -----------
 LIABILITIES:
 Payable for:
  Fund shares redeemed.............................      345,161        6,100
  Investments purchased............................           19      279,813
  Investment advisory and management fees..........      119,521       29,594
  Distribution and service maintenance fees........       60,309       10,846
  Transfer agent fees and expenses.................       37,149        6,477
  Trustees' fees and expenses......................        1,381          471
  Other accrued expenses...........................      170,577       71,876
  Accrued foreign tax on capital gains.............          206           --
 Due to investment adviser from expense recoupment.        6,922           --
                                                    ------------  -----------
 Total liabilities.................................      741,245      405,177
                                                    ------------  -----------
 Net Assets........................................ $146,322,111  $31,216,055
                                                    ============  ===========
 NET ASSETS REPRESENTED BY:
 Shares of beneficial interest, $0.01 par value.... $    127,354  $    42,276
 Paid-in capital...................................  239,651,910   29,550,396
                                                    ------------  -----------
                                                     239,779,264   29,592,672
 Accumulated undistributed net investment income
  (loss)...........................................     (167,233)    (497,359)
 Accumulated undistributed net realized gain
  (loss) on investments, futures contracts,
  options contracts, securities sold short,
  foreign exchange transactions....................  (99,662,912)   2,164,225
 Unrealized appreciation (depreciation) on
  investments......................................    6,368,638      (35,688)
 Unrealized foreign exchange gain (loss) on other
  assets and liabilities...........................        4,560       (7,795)
 Accrued capital gains tax on unrealized
  appreciation (depreciation)......................         (206)          --
                                                    ------------  -----------
 Net Assets........................................ $146,322,111  $31,216,055
                                                    ============  ===========
 *Cost
  Investments (unaffiliated)....................... $136,112,689  $30,142,841
                                                    ------------  -----------
  Foreign cash..................................... $  1,005,589  $   159,756
                                                    ============  ===========

See Notes to Financial Statements

        SUNAMERICA EQUITY FUNDS
        STATEMENT OF ASSETS AND LIABILITIES -- MARCH 31, 2014 -- (UNAUDITED) (CONTINUED)

                                                     INTERNATIONAL
                                                       DIVIDEND
                                                     STRATEGY FUND JAPAN FUND
                                                     ------------- -----------
  CLASS A (UNLIMITED SHARES AUTHORIZED):
  Net assets........................................ $110,575,987  $27,649,974
  Shares of beneficial interest issued and
   outstanding......................................    9,410,327    3,729,232
  Net asset value and redemption price per share.... $      11.75  $      7.41
  Maximum sales charge (5.75% of offering price).... $       0.72  $      0.45
                                                     ------------  -----------
  Maximum offering price to public.................. $      12.47  $      7.86
                                                     ============  ===========
  CLASS B (UNLIMITED SHARES AUTHORIZED):
  Net assets........................................ $  6,138,743  $   353,389
  Shares of beneficial interest issued and
   outstanding......................................      571,047       49,337
  Net asset value, offering and redemption price
   per share (excluding any applicable contingent
   deferred sales charge)........................... $      10.75  $      7.16
                                                     ============  ===========
  CLASS C (UNLIMITED SHARES AUTHORIZED):
  Net assets........................................ $ 29,147,577  $ 3,212,692
  Shares of beneficial interest issued and
   outstanding......................................    2,715,289      449,002
  Net asset value, offering and redemption price
   per share (excluding any applicable contingent
   deferred sales charge)........................... $      10.73  $      7.16
                                                     ============  ===========
  CLASS I (UNLIMITED SHARES AUTHORIZED):
  Net assets........................................ $    459,804  $        --
  Shares of beneficial interest issued and
   outstanding......................................       38,754           --
  Net asset value, offering and redemption price
   per share........................................ $      11.86  $        --
                                                     ============  ===========

See Notes to Financial Statements

        SUNAMERICA EQUITY FUNDS
        STATEMENT OF OPERATIONS -- MARCH 31, 2014 -- (UNAUDITED)

                                                     INTERNATIONAL
                                                       DIVIDEND
                                                     STRATEGY FUND  JAPAN FUND
                                                     ------------- -----------
 INVESTMENT INCOME:
  Dividends (unaffiliated)..........................  $2,472,550   $   291,287
  Interest (unaffiliated)...........................       5,183            --
                                                      ----------   -----------
    Total investment income*........................   2,477,733       291,287
                                                      ----------   -----------
 EXPENSES:
  Investment advisory and management fees...........     694,195       171,433
  Distribution and service maintenance fees:
    Class A.........................................     183,480        47,090
    Class B.........................................      31,589         1,447
    Class C.........................................     134,169        13,082
    Service Fees Class I............................       1,052            --
  Transfer agent fees and expenses:
    Class A.........................................     128,628        30,725
    Class B.........................................       9,878           923
    Class C.........................................      33,971         3,470
    Class I.........................................         964            --
  Registration fees:
    Class A.........................................      16,536         9,034
    Class B.........................................       7,808         6,781
    Class C.........................................       8,415         6,956
    Class I.........................................          --            --
  Custodian and accounting fees.....................      46,070         9,212
  Reports to shareholders...........................      35,234         2,139
  Audit and tax fees................................      25,636        28,304
  Legal fees........................................      13,144         6,563
  Directors' fees and expenses......................       4,111           907
  Interest expense..................................         298           173
  Other expenses....................................      22,926         7,942
                                                      ----------   -----------
    Total expenses before fee waivers, expense
     reimbursements, expense recoupments, custody
     credits and fees paid indirectly...............   1,398,104       346,181
    Net (Fees waived and expenses
     reimbursed)/recouped by investment adviser
     (Note 3).......................................      28,187       (53,498)
                                                      ----------   -----------
    Net expenses....................................   1,426,291       292,683
                                                      ----------   -----------
 Net investment income (loss).......................   1,051,442        (1,396)
                                                      ----------   -----------
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCIES:
 Net realized gain (loss) on investments
  (unaffiliated)....................................   2,702,168     2,519,655
 Net realized foreign exchange gain (loss) on
  other assets and liabilities......................    (248,647)       (6,532)
                                                      ----------   -----------
 Net realized gain (loss) on investments and
  foreign currencies................................   2,453,521     2,513,123
                                                      ----------   -----------
 Change in unrealized appreciation (depreciation)
  on investments (unaffiliated).....................   1,787,216    (2,371,523)
 Change in unrealized foreign exchange gain (loss)
  on other assets and liabilities...................      (2,900)       (9,585)
 Change in accrued capital gains tax on unrealized
  appreciation (depreciation).......................        (206)           --
                                                      ----------   -----------
 Net unrealized gain (loss) on investments and
  foreign currencies................................   1,784,110    (2,381,108)
                                                      ----------   -----------
 Net realized and unrealized gain (loss) on
  investments and foreign currencies................   4,237,631       132,015
                                                      ----------   -----------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS...................................  $5,289,073   $   130,619
                                                      ==========   ===========
 --------
 *  Net of foreign withholding taxes on interest
    and dividends of                                  $  254,081   $    32,399
                                                      ==========   ===========

See Notes to Financial Statements

        SUNAMERICA EQUITY FUNDS
        STATEMENT OF CHANGES IN NET ASSETS -- MARCH 31, 2014

                                                                                               INTERNATIONAL DIVIDEND
                                                                                                   STRATEGY FUND
                                                                                          -------------------------------
                                                                                          FOR THE SIX MONTHS
                                                                                                ENDED        FOR THE YEAR
                                                                                              MARCH 31,          ENDED
                                                                                                 2014        SEPTEMBER 30,
                                                                                             (UNAUDITED)         2013
                                                                                          ------------------ -------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)...........................................................    $  1,051,442    $  4,029,916
  Net realized gain (loss) on investments and foreign currencies.........................       2,453,521        (664,280)
  Net unrealized gain (loss) on investments and foreign currencies.......................       1,784,110       4,531,110
                                                                                             ------------    ------------
Net increase (decrease) in net assets resulting from operations..........................       5,289,073       7,896,746
                                                                                             ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income (Class A)........................................................        (958,733)     (3,097,332)
  Net investment income (Class B)........................................................         (51,514)       (207,523)
  Net investment income (Class C)........................................................        (234,545)       (761,162)
  Net investment income (Class I)........................................................         (10,596)        (51,338)
  Net realized gain on securities (Class A)..............................................              --              --
  Net realized gain on securities (Class B)..............................................              --              --
  Net realized gain on securities (Class C)..............................................              --              --
  Net realized gain on securities (Class I)..............................................              --              --
                                                                                             ------------    ------------
Total distributions to shareholders......................................................      (1,255,388)     (4,117,355)
                                                                                             ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS (NOTE 6).      14,360,587      54,407,385
                                                                                             ------------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..................................................      18,394,272      58,186,776

NET ASSETS:
Beginning of period......................................................................     127,927,839      69,741,063
                                                                                             ------------    ------------
End of period+...........................................................................    $146,322,111    $127,927,839
                                                                                             ============    ============
--------
+ Includes accumulated undistributed net investment income (loss)........................    $   (167,233)   $     36,713
                                                                                             ============    ============

                                                                                                     JAPAN FUND
                                                                                          -------------------------------
                                                                                          FOR THE SIX MONTHS
                                                                                                ENDED        FOR THE YEAR
                                                                                              MARCH 31,          ENDED
                                                                                                 2014        SEPTEMBER 30,
                                                                                             (UNAUDITED)         2013
                                                                                          ------------------ -------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)...........................................................    $    (1,396)     $   (30,906)
  Net realized gain (loss) on investments and foreign currencies.........................      2,513,123        2,137,022
  Net unrealized gain (loss) on investments and foreign currencies.......................     (2,381,108)       3,476,971
                                                                                             -----------      -----------
Net increase (decrease) in net assets resulting from operations..........................        130,619        5,583,087
                                                                                             -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income (Class A)........................................................       (495,798)        (470,762)
  Net investment income (Class B)........................................................         (5,794)          (3,078)
  Net investment income (Class C)........................................................        (39,909)          (6,981)
  Net investment income (Class I)........................................................             --               --
  Net realized gain on securities (Class A)..............................................     (1,975,339)              --
  Net realized gain on securities (Class B)..............................................        (27,616)              --
  Net realized gain on securities (Class C)..............................................       (190,215)              --
  Net realized gain on securities (Class I)..............................................             --               --
                                                                                             -----------      -----------
Total distributions to shareholders......................................................     (2,734,671)        (480,821)
                                                                                             -----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS (NOTE 6).      6,306,829        1,061,292
                                                                                             -----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS..................................................      3,702,777        6,163,558

NET ASSETS:
Beginning of period......................................................................     27,513,278       21,349,720
                                                                                             -----------      -----------
End of period+...........................................................................    $31,216,055      $27,513,278
                                                                                             ===========      ===========
--------
+ Includes accumulated undistributed net investment income (loss)........................    $  (497,359)     $    45,538
                                                                                             ===========      ===========

See Notes to Financial Statements

        SUNAMERICA EQUITY FUNDS
        FINANCIAL HIGHLIGHTS

                                                                 INTERNATIONAL DIVIDEND STRATEGY FUND
                                                                 ------------------------------------
                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENTS                        DISTRI-                        NET               NET
               ASSET      NET        (BOTH                DIVIDENDS  BUTIONS                       ASSET            ASSETS
               VALUE   INVESTMENT  REALIZED    TOTAL FROM  FROM NET   FROM   DISTRIBUTIONS  TOTAL  VALUE            END OF
             BEGINNING   INCOME       AND      INVESTMENT INVESTMENT CAPITAL  FROM RETURN  DISTRI- END OF   TOTAL   PERIOD
PERIOD ENDED OF PERIOD (LOSS)(1)  UNREALIZED)  OPERATIONS   INCOME    GAINS   OF CAPITAL   BUTIONS PERIOD RETURN(2) (000'S)
------------ --------- ---------- -----------  ---------- ---------- ------- ------------- ------- ------ --------- --------
                                                                               CLASS A
-
09/30/09      $12.44     $ 0.10     $(0.71)(5)   $(0.61)    $(0.22)    $--      $(0.03)    $(0.25) $11.58   (4.28)% $122,343
09/30/10       11.58      (0.01)      0.33         0.32      (0.00)     --       (0.06)     (0.06)  11.84    2.79    100,990
09/30/11       11.84       0.08      (1.64)       (1.56)     (0.00)     --          --      (0.00)  10.28  (13.17)    50,177
09/30/12       10.28       0.23       0.66         0.89      (0.26)     --          --      (0.26)  10.91    8.77     51,309
09/30/13       10.91       0.47       0.50         0.97      (0.47)     --          --      (0.47)  11.41    9.24     96,020
03/31/14(6)    11.41       0.09       0.35         0.44      (0.10)     --          --      (0.10)  11.75    3.93    110,576
                                                                               CLASS B
-
09/30/09       11.44       0.03      (0.63)(5)    (0.60)     (0.09)     --       (0.03)     (0.12)  10.72   (4.85)    12,960
09/30/10       10.72      (0.09)      0.31         0.22         --      --          --         --   10.94    2.05      8,815
09/30/11       10.94      (0.02)     (1.49)       (1.51)        --      --          --         --    9.43  (13.80)     5,130
09/30/12        9.43       0.13       0.62         0.75      (0.14)     --          --      (0.14)  10.04    7.97      4,572
09/30/13       10.04       0.34       0.50         0.84      (0.41)     --          --      (0.41)  10.47    8.65      5,948
03/31/14(6)    10.47       0.05       0.32         0.37      (0.09)     --          --      (0.09)  10.75    3.57      6,139
                                                                               CLASS C
-
09/30/09       11.42       0.03      (0.63)(5)    (0.60)     (0.09)     --       (0.03)     (0.12)  10.70   (4.86)    25,123
09/30/10       10.70      (0.09)      0.32         0.23         --      --          --         --   10.93    2.15     19,763
09/30/11       10.93      (0.02)     (1.49)       (1.51)        --      --          --         --    9.42  (13.82)    13,190
09/30/12        9.42       0.14       0.61         0.75      (0.14)     --          --      (0.14)  10.03    7.98     12,571
09/30/13       10.03       0.36       0.47         0.83      (0.41)     --          --      (0.41)  10.45    8.56     24,776
03/31/14(6)    10.45       0.05       0.32         0.37      (0.09)     --          --      (0.09)  10.73    3.58     29,148
                                                                               CLASS I
-
09/30/09       12.56       0.09      (0.70)(5)    (0.61)     (0.25)     --       (0.03)     (0.28)  11.67   (4.12)     4,799
09/30/10       11.67      (0.02)      0.35         0.33      (0.01)     --       (0.06)     (0.07)  11.93    2.80      2,600
09/30/11       11.93       0.08      (1.65)       (1.57)     (0.00)     --          --      (0.00)  10.36  (13.13)     1,625
09/30/12       10.36       0.24       0.66         0.90      (0.27)     --          --      (0.27)  10.99    8.84      1,289
09/30/13       10.99       0.44       0.56         1.00      (0.48)     --          --      (0.48)  11.51    9.41      1,184
03/31/14(6)    11.51       0.08       0.38         0.46      (0.11)     --          --      (0.11)  11.86    4.00        460



                   RATIO
                  OF NET
 RATIO OF       INVESTMENT
 EXPENSES      INCOME (LOSS)
TO AVERAGE      TO AVERAGE      PORTFOLIO
NET ASSETS      NET ASSETS      TURNOVER
----------     -------------    ---------


   1.89%(3)(4)      1.14%(3)(4)    431%
   1.85(4)         (0.11)(4)       295
   1.84             0.63           262
   1.90(3)          2.07(3)        248
   1.90(3)          4.42(3)         32
   1.90(3)(7)       1.68(3)(7)      61


   2.55(3)(4)       0.36(3)(4)     431%
   2.55(3)(4)      (0.86)(3)(4)    295
   2.55(3)         (0.18)(3)       262
   2.55(3)          1.29(3)        248
   2.55(3)          3.40(3)         32
   2.55(3)(7)       0.92(3)(7)      61


   2.55(3)(4)       0.41(3)(4)     431%
   2.55(3)(4)      (0.82)(3)(4)    295
   2.55(3)         (0.14)(3)       262
   2.55(3)          1.38(3)        248
   2.55(3)          3.70(3)         32
   2.55(3)(7)       1.03(3)(7)      61


   1.80(3)(4)       0.95(3)(4)     431%
   1.80(3)(4)      (0.16)(3)(4)    295
   1.80(3)          0.59(3)        262
   1.80(3)          2.14(3)        248
   1.80(3)          3.98(3)         32
   1.80(3)(7)       1.28(3)(7)      61

--------
(1)Calculated based upon average shares outstanding.
(2)Total return does not reflect sales load. Total return does include expense reimbursements.
(3)Net of the following expense reimbursements (recoupments) (based on average net assets) (See Note 3):

                                         09/30/09 09/30/10 09/30/11 09/30/12 09/30/13 03/31/14(6)(7)
                                         -------- -------- -------- -------- -------- --------------
International Dividend Strategy Class A.   0.00%     -- %     -- %    0.25%    0.16%      (0.06)%
International Dividend Strategy Class B.   0.22     0.11     0.07     0.53     0.44        0.22
International Dividend Strategy Class C.   0.08     0.02    (0.00)    0.33     0.20       (0.02)
International Dividend Strategy Class I.   0.27     0.01    (0.09)    0.17     0.09       (0.10)

(4)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by:

                                                    09/30/09 09/30/10
                                                    -------- --------
           International Dividend Strategy Class A.   0.00%    0.01%
           International Dividend Strategy Class B.   0.00     0.00
           International Dividend Strategy Class C.   0.00     0.01
           International Dividend Strategy Class I.   0.00     0.00

(5)Includes the effect of a merger.
(6)Unaudited
(7)Annualized

See Notes to Financial Statements

        SUNAMERICA EQUITY FUNDS
        FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                            JAPAN FUND
                                                                            ----------
                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENTS                       DISTRI-                        NET                 NET
               ASSET      NET        (BOTH               DIVIDENDS  BUTIONS                       ASSET              ASSETS
               VALUE   INVESTMENT  REALIZED   TOTAL FROM  FROM NET   FROM   DISTRIBUTIONS  TOTAL  VALUE              END OF
             BEGINNING   INCOME       AND     INVESTMENT INVESTMENT CAPITAL  FROM RETURN  DISTRI- END OF   TOTAL     PERIOD
PERIOD ENDED OF PERIOD (LOSS)(1)  UNREALIZED) OPERATIONS   INCOME    GAINS   OF CAPITAL   BUTIONS PERIOD RETURN(2)   (000'S)
------------ --------- ---------- ----------- ---------- ---------- ------- ------------- ------- ------ ---------   -------
                                                                             CLASS A
09/30/09       $8.34     $ 0.01     $(0.01)     $ 0.00     $(0.00)  $   --       $--      $(0.00) $8.34     0.02%(4) $68,492
09/30/10        8.34      (0.02)      1.07        1.05      (0.29)      --        --       (0.29)  9.10    13.01      58,538
09/30/11        9.10       0.00      (1.11)      (1.11)     (0.26)      --        --       (0.26)  7.73   (12.68)     31,292
09/30/12        7.73       0.04       0.02        0.06      (0.01)   (1.37)       --       (1.38)  6.41     1.38      20,714
09/30/13        6.41      (0.01)      1.86        1.85      (0.16)      --        --       (0.16)  8.10    29.54      25,053
03/31/14(5)     8.10       0.00       0.03        0.03      (0.14)   (0.58)       --       (0.72)  7.41     0.47      27,650
                                                                             CLASS B
09/30/09        8.21      (0.04)      0.00       (0.04)        --       --        --          --   8.17    (0.49)(4)     313
09/30/10        8.17      (0.07)      1.04        0.97      (0.22)      --        --       (0.22)  8.92    12.16         377
09/30/11        8.92      (0.05)     (1.09)      (1.14)     (0.23)      --        --       (0.23)  7.55   (13.24)        316
09/30/12        7.55      (0.01)      0.04        0.03         --    (1.37)       --       (1.37)  6.21     0.87         197
09/30/13        6.21      (0.05)      1.79        1.74      (0.10)      --        --       (0.10)  7.85    28.54         238
03/31/14(5)     7.85      (0.01)      0.02        0.01      (0.12)   (0.58)       --       (0.70)  7.16     0.15         353
                                                                             CLASS C
09/30/09        8.21      (0.04)     (0.01)      (0.05)        --       --        --          --   8.16    (0.61)(4)     724
09/30/10        8.16      (0.07)      1.05        0.98      (0.22)      --        --       (0.22)  8.92    12.30         691
09/30/11        8.92      (0.04)     (1.11)      (1.15)     (0.23)      --        --       (0.23)  7.54   (13.35)        888
09/30/12        7.54      (0.02)      0.05        0.03         --    (1.37)       --       (1.37)  6.20     0.85         438
09/30/13        6.20      (0.03)      1.77        1.74      (0.10)      --        --       (0.10)  7.84    28.58       2,222
03/31/14(5)     7.84      (0.01)      0.03        0.02      (0.12)   (0.58)       --       (0.70)  7.16     0.29       3,213



                  RATIO
                 OF NET
  RATIO OF     INVESTMENT
  EXPENSES    INCOME (LOSS)
 TO AVERAGE    TO AVERAGE   PORTFOLIO
NET ASSETS(3) NET ASSETS(3) TURNOVER
------------- ------------- ---------

    1.90%          0.19%       148%
    1.90          (0.24)        77
    1.90           0.04         79
    1.90           0.52        192
    1.90          (0.12)       162
    1.90(6)        0.02(6)      53

    2.55          (0.53)       148%
    2.55          (0.85)        77
    2.55          (0.55)        79
    2.55          (0.16)       192
    2.55          (0.76)       162
    2.55(6)       (0.29)(6)     53

    2.55          (0.58)       148%
    2.55          (0.86)        77
    2.55          (0.48)        79
    2.55          (0.23)       192
    2.55          (0.43)       162
    2.55(6)       (0.29)(6)     53

--------
(1)Calculated based upon average shares outstanding.
(2)Total return does not reflect sales load. Total return does include expense reimbursements.
(3)Net of the following expense reimbursements (based on average net assets) (See Note 3):

                                         09/30/09 09/30/10 09/30/11 09/30/12 09/30/13 03/31/14(5)(6)
                                         -------- -------- -------- -------- -------- --------------
Japan Class A...........................   0.31%    0.18%    0.27%    0.59%    0.55%       0.27%
Japan Class B...........................   4.07     5.60     3.06     6.15     6.25        5.30
Japan Class C...........................   1.68     2.66     1.19     2.80     1.57        0.77

(4)The Fund's performance was increased by less than 0.01% from gains on disposal of investments in violation of investment restrictions.
(5)Unaudited
(6)Annualized

See Notes to Financial Statements

        SUNAMERICA INTERNATIONAL DIVIDEND STRATEGY FUND
        PORTFOLIO PROFILE -- MARCH 31, 2014 -- (UNAUDITED)

INDUSTRY ALLOCATION*

                 Oil Companies-Integrated............... 12.0%
                 Telephone-Integrated...................  8.3
                 Electric-Integrated....................  8.3
                 Medical-Drugs..........................  6.6
                 Chemicals-Diversified..................  6.2
                 Water..................................  3.7
                 Oil Refining & Marketing...............  3.4
                 Electric-Generation....................  3.4
                 Electronic Components-Misc.............  3.3
                 Gambling (Non-Hotel)...................  2.7
                 Medical-Generic Drugs..................  2.7
                 Computers..............................  2.4
                 Insurance-Property/Casualty............  2.3
                 Insurance-Multi-line...................  2.1
                 Oil Companies-Exploration & Production.  2.1
                 Metal-Copper...........................  2.0
                 Machinery-General Industrial...........  2.0
                 Television.............................  2.0
                 Computers-Periphery Equipment..........  1.9
                 Non-Ferrous Metals.....................  1.9
                 Cellular Telecom.......................  1.9
                 Coal...................................  1.9
                 Telecom Services.......................  1.8
                 Brewery................................  1.8
                 Shipbuilding...........................  1.8
                 Insurance-Life/Health..................  1.7
                 Metal-Iron.............................  1.6
                 Public Thoroughfares...................  1.6
                 Transport-Services.....................  1.6
                 Cosmetics & Toiletries.................  1.4
                 Repurchase Agreements..................  1.3
                 Exchange-Traded Funds..................  1.0
                                                         ----
                                                         98.7%
                                                         ====

COUNTRY ALLOCATION*

                             Brazil......... 23.8%
                             United Kingdom.  6.5
                             Israel.........  6.5
                             Finland........  6.5
                             Taiwan.........  6.4
                             Thailand.......  5.3
                             Germany........  4.4
                             United States..  4.3
                             Canada.........  3.9
                             Japan..........  3.7
                             Singapore......  3.4
                             Greece.........  2.7
                             Norway.........  2.4
                             South Korea....  2.3
                             Belgium........  2.2
                             France.........  2.1
                             Denmark........  2.0
                             Italy..........  2.0
                             Mexico.........  1.9
                             Chile..........  1.8
                             Austria........  1.7
                             Colombia.......  1.7
                             Cayman Islands.  1.2
                                             ----
                                             98.7%
                                             ====

--------
*Calculated as a percentage of net assets

        SUNAMERICA INTERNATIONAL DIVIDEND STRATEGY FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2014 -- (UNAUDITED)



                                                                 VALUE
                  SECURITY DESCRIPTION                SHARES    (NOTE 2)
      -------------------------------------------------------------------
      COMMON STOCKS -- 89.9%
      AUSTRIA -- 1.7%
        OMV AG(1)...................................    56,220 $ 2,553,285
                                                               -----------
      BELGIUM -- 2.2%
        Belgacom SA(1)..............................   102,508   3,217,104
                                                               -----------
      BERMUDA -- 0.0%
        Peace Mark Holdings, Ltd.+(2)(3)............   800,000           0
                                                               -----------
      BRAZIL -- 17.3%
        AMBEV SA....................................   357,500   2,670,615
        Cia de Saneamento Basico do Estado de Sao
         Paulo......................................   281,400   2,616,809
        Cia de Saneamento de Minas Gerais-COPASA....   176,900   2,832,427
        EcoRodovias Infraestrutura e Logistica SA...   393,300   2,357,373
        EDP - Energias do Brasil SA.................   500,100   2,270,176
        Natura Cosmeticos SA........................   123,054   2,067,351
        Odontoprev SA...............................   615,900   2,448,399
        Porto Seguro SA.............................   216,000   3,031,997
        Tractebel Energia SA........................   166,100   2,569,462
        Transmissora Alianca de Energia.............
        Eletrica SA+................................   281,800   2,390,767
                                                               -----------
                                                                25,255,376
                                                               -----------
      CANADA -- 3.9%
        Bell Aliant, Inc............................   109,719   2,683,674
        Canadian Oil Sands, Ltd.....................   144,052   3,021,769
                                                               -----------
                                                                 5,705,443
                                                               -----------
      CAYMAN ISLANDS -- 1.2%
        TPK Holding Co., Ltd.(1)....................   294,000   1,739,158
                                                               -----------
      CHILE -- 1.8%
        Enersis SA.................................. 8,544,953   2,669,251
                                                               -----------
      COLOMBIA -- 1.7%
        Ecopetrol SA................................ 1,200,800   2,454,042
                                                               -----------
      DENMARK -- 2.0%
        TDC A/S(1)..................................   324,167   2,996,110
                                                               -----------
      FINLAND -- 6.5%
        Elisa Oyj(1)................................   114,258   3,290,218
        Metso Oyj(1)................................    88,815   2,902,801
        Orion Oyj, Class B(1).......................   108,817   3,287,666
                                                               -----------
                                                                 9,480,685
                                                               -----------
      FRANCE -- 2.1%
        Total SA(1).................................    47,405   3,113,557
                                                               -----------
      GERMANY -- 4.4%
        K+S AG(1)...................................   109,225   3,587,631
        ProSiebenSat.1 Media AG(1)..................    62,947   2,886,828
                                                               -----------
                                                                 6,474,459
                                                               -----------
      GREECE -- 2.7%
        OPAP SA(1)..................................   241,832   3,896,975
                                                               -----------
      ISRAEL -- 6.5%
        Bezeq The Israeli Telecommunication Corp.,
         Ltd.(1).................................... 1,517,126   2,701,593
        Israel Chemicals, Ltd.(1)...................   331,935   2,901,580
        Teva Pharmaceutical Industries, Ltd.(1).....    73,573   3,879,776
                                                               -----------
                                                                 9,482,949
                                                               -----------



                                                                 VALUE
                  SECURITY DESCRIPTION               SHARES     (NOTE 2)
      --------------------------------------------------------------------
      ITALY -- 2.0%
        Eni SpA(1).................................   118,106 $  2,965,953
                                                              ------------
      JAPAN -- 3.7%
        NTT DOCOMO, Inc.(1)........................   173,925    2,739,244
        TonenGeneral Sekiyu KK(1)..................   300,408    2,648,121
                                                              ------------
                                                                 5,387,365
                                                              ------------
      MEXICO -- 1.9%
        Grupo Mexico SAB de CV, Class B............   891,300    2,812,727
                                                              ------------
      NORWAY -- 2.4%
        Statoil ASA(1).............................   123,108    3,477,178
                                                              ------------
      SINGAPORE -- 3.4%
        Hutchison Port Holdings Trust(1)........... 3,518,000    2,289,912
        Yangzijiang Shipbuilding Holdings, Ltd.(1). 3,041,000    2,615,594
                                                              ------------
                                                                 4,905,506
                                                              ------------
      SOUTH KOREA -- 2.3%
        Dongbu Insurance Co., Ltd.(1)..............    64,160    3,334,112
                                                              ------------
      TAIWAN -- 6.4%
        Asustek Computer, Inc.(1)..................   354,000    3,498,460
        Chicony Electronics Co., Ltd.(1)........... 1,094,000    2,839,487
        Radiant Opto-Electronics Corp.(1)..........   766,000    3,096,402
                                                              ------------
                                                                 9,434,349
                                                              ------------
      THAILAND -- 5.3%
        Banpu PCL.................................. 3,144,238    2,713,892
        PTT Global Chemical PCL.................... 1,181,500    2,631,423
        Thai Oil PCL............................... 1,467,100    2,396,927
                                                              ------------
                                                                 7,742,242
                                                              ------------
      UNITED KINGDOM -- 6.5%
        AstraZeneca PLC(1).........................    53,382    3,458,782
        BP PLC(1)..................................   393,986    3,155,167
        GlaxoSmithKline PLC(1).....................   110,131    2,933,851
                                                              ------------
                                                                 9,547,800
                                                              ------------
      UNITED STATES -- 2.0%
        Southern Copper Corp.......................   101,886    2,965,901
                                                              ------------
      TOTAL COMMON STOCKS
         (cost $124,116,872).......................            131,611,527
                                                              ------------
      PREFERRED SECURITIES -- 6.5%
      BRAZIL -- 6.5%
        AES Tiete SA...............................   284,102    2,258,793
        Cia Energetica de Minas Gerais.............   330,471    2,221,106
        Cia Paranaense de Energia, Class B.........   196,606    2,582,999
        Vale SA....................................   191,300    2,390,196
                                                              ------------
      TOTAL PREFERRED SECURITIES
         (cost $10,593,068)........................              9,453,094
                                                              ------------
      EXCHANGE-TRADED FUNDS -- 1.0%
        iShares MSCI ACWI ex US Index Fund
         (cost $1,402,749).........................    30,421    1,416,706
                                                              ------------
      TOTAL LONG-TERM INVESTMENT SECURITIES
         (cost $136,112,689).......................            142,481,327
                                                              ------------

        SUNAMERICA INTERNATIONAL DIVIDEND STRATEGY FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2014 -- (UNAUDITED) (CONTINUED)



                                              PRINCIPAL     VALUE
                SECURITY DESCRIPTION           AMOUNT      (NOTE 2)
          ----------------------------------------------------------
          REPURCHASE AGREEMENT -- 1.3%
            State Street Bank & Trust Co.
             Joint Repurchase Agreement(4)
             (cost $1,928,000).............. $1,928,000  $  1,928,000
                                                         ------------
          TOTAL INVESTMENTS --
             (cost $138,040,689)(5).........       98.7%  144,409,327
          Other assets less liabilities.....        1.3     1,912,784
                                             ----------  ------------
          NET ASSETS --                           100.0% $146,322,111
                                             ==========  ============

--------
+  Non-income producing security
(1)Security was valued using fair value procedures at March 31, 2014. The aggregate value of these securities was $39,873,783 representing 27.3% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)Illiquid security. At March 31, 2014, the aggregate value of these securities was $0 representing 0.0% of net assets.
(4)See Note 2 for details of Joint Repurchase Agreements.
(5)See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2014 (see Note 2):

                                     LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                         QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
-                                    --------------------- ----------------- ---------------------- ------------
ASSETS
  Long-Term Investment Securities:
  Common Stock:
   Bermuda..........................     $         --         $        --             $ 0           $          0
   Brazil...........................       25,255,376                  --              --             25,255,376
   Canada...........................        5,705,443                  --              --              5,705,443
   Chile............................        2,669,251                  --              --              2,669,251
   Colombia.........................        2,454,042                  --              --              2,454,042
   Finland..........................               --           9,480,685              --              9,480,685
   Israel...........................               --           9,482,949              --              9,482,949
   Mexico...........................        2,812,727                  --              --              2,812,727
   Taiwan...........................               --           9,434,349              --              9,434,349
   Thailand.........................        7,742,242                  --              --              7,742,242
   United Kingdom...................               --           9,547,800              --              9,547,800
   United States....................        2,965,901                  --              --              2,965,901
   Other Countries*.................       44,060,762                  --              --             44,060,762
  Preferred Securities:
   Brazil...........................        9,453,094                  --              --              9,453,094
  Exchange Traded Funds                     1,416,706                  --              --              1,416,706
Repurchase Agreement................               --           1,928,000              --              1,928,000
                                         ------------         -----------             ---           ------------
Total...............................     $104,535,544         $39,873,783             $ 0           $144,409,327
                                         ============         ===========             ===           ============

--------
* Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

        SUNAMERICA JAPAN FUND
        PORTFOLIO PROFILE -- MARCH 31, 2014 -- (UNAUDITED)

INDUSTRY ALLOCATION*

                 Auto/Truck Parts & Equipment-Original.. 11.2%
                 Telephone-Integrated...................  6.0
                 Auto-Cars/Light Trucks.................  5.4
                 Electronic Components-Misc.............  5.2
                 Insurance-Life/Health..................  4.9
                 Television.............................  4.4
                 Computers-Integrated Systems...........  4.4
                 Diversified Banking Institutions.......  3.9
                 Oil Refining & Marketing...............  3.5
                 Repurchase Agreements..................  3.3
                 Tobacco................................  3.0
                 Real Estate Management/Services........  3.0
                 Machinery-General Industrial...........  2.7
                 Banks-Commercial.......................  2.4
                 Chemicals-Specialty....................  2.3
                 Retail-Consumer Electronics............  2.2
                 Steel-Specialty........................  2.1
                 E-Commerce/Products....................  2.0
                 Retail-Drug Store......................  1.9
                 Building-Residential/Commercial........  1.7
                 Medical-Drugs..........................  1.7
                 Hospital Beds/Equipment................  1.6
                 Brewery................................  1.6
                 Oil Companies-Exploration & Production.  1.6
                 Finance-Leasing Companies..............  1.6
                 Fisheries..............................  1.5
                 Machinery-Construction & Mining........  1.4
                 Computer Services......................  1.3
                 Insurance-Property/Casualty............  1.3
                 Medical Instruments....................  1.2
                 Transport-Marine.......................  1.2
                 Photo Equipment & Supplies.............  1.1
                 Travel Services........................  1.1
                 Steel-Producers........................  1.0
                 Retail-Apparel/Shoe....................  1.0
                 Retail-Misc./Diversified...............  0.9
                 Petrochemicals.........................  0.9
                 Cosmetics & Toiletries.................  0.8
                 Machinery-Electrical...................  0.5
                 Finance-Credit Card....................  0.5
                 Medical-Wholesale Drug Distribution....  0.4
                                                         ----
                                                         99.7%
                                                         ====

COUNTRY ALLOCATION*

                              Japan......... 96.4%
                              United States.  3.3
                                             ----
                                             99.7%
                                             ====

--------
*Calculated as a percentage of net assets

        SUNAMERICA JAPAN FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2014 -- (UNAUDITED)



                                                                 VALUE
                    SECURITY DESCRIPTION               SHARES   (NOTE 2)
       ------------------------------------------------------------------
       COMMON STOCKS -- 96.4%
       AUTO-CARS/LIGHT TRUCKS -- 5.4%
         Daihatsu Motor Co., Ltd.(1)..................  11,020 $  194,394
         Isuzu Motors, Ltd.(1)........................ 135,000    781,341
         Nissan Motor Co., Ltd.(1)....................  80,200    713,772
                                                               ----------
                                                                1,689,507
                                                               ----------
       AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 11.2%
         Aisin Seiki Co., Ltd.(1).....................   6,820    245,644
         Exedy Corp.(1)...............................   5,400    151,510
         Keihin Corp.(1)..............................  31,500    461,015
         Stanley Electric Co., Ltd.(1)................   9,580    212,140
         Sumitomo Electric Industries, Ltd.(1)........  32,140    477,496
         TACHI-S Co., Ltd.(1).........................  60,580    996,737
         Toyota Industries Corp.(1)...................  19,880    953,312
                                                               ----------
                                                                3,497,854
                                                               ----------
       BANKS-COMMERCIAL -- 2.4%
         Sumitomo Mitsui Financial Group, Inc.(1).....  17,880    762,162
                                                               ----------
       BREWERY -- 1.6%
         Asahi Group Holdings, Ltd.(1)................  18,100    507,750
                                                               ----------
       BUILDING-RESIDENTIAL/COMMERCIAL -- 1.7%
         Daiwa House Industry Co., Ltd.(1)............  32,000    541,754
                                                               ----------
       CHEMICALS-SPECIALTY -- 2.3%
         Tokyo Ohka Kogyo Co., Ltd.(1)................  32,010    708,898
                                                               ----------
       COMPUTER SERVICES -- 1.3%
         SCSK Corp.(1)................................  15,600    419,559
                                                               ----------
       COMPUTERS-INTEGRATED SYSTEMS -- 4.4%
         ITOCHU Techno-Solutions Corp.(1).............  10,180    430,115
         Net One Systems Co., Ltd.(1).................  38,000    258,539
         OBIC Co., Ltd.(1)............................  14,400    453,900
         Otsuka Corp.(1)..............................   1,650    215,352
                                                               ----------
                                                                1,357,906
                                                               ----------
       COSMETICS & TOILETRIES -- 0.8%
         Pola Orbis Holdings, Inc.(1).................   6,470    257,985
                                                               ----------
       DIVERSIFIED BANKING INSTITUTIONS -- 3.9%
         Mitsubishi UFJ Financial Group, Inc.(1) ..... 223,820  1,227,803
                                                               ----------
       E-COMMERCE/PRODUCTS -- 2.0%
         Rakuten, Inc.(1).............................  47,410    631,391
                                                               ----------
       ELECTRONIC COMPONENTS-MISC. -- 5.2%
         Anritsu Corp.(1).............................  40,400    463,061
         Futaba Corp./Chiba(1)........................   9,000    154,940
         Inaba Denki Sangyo Co., Ltd.(1)..............   4,740    152,207
         Kyocera Corp.(1).............................   9,300    418,665
         Toshiba Corp.(1)............................. 101,000    426,900
                                                               ----------
                                                                1,615,773
                                                               ----------
       FINANCE-CREDIT CARD -- 0.5%
         Credit Saison Co., Ltd.(1)...................   7,500    148,950
                                                               ----------
       FINANCE-LEASING COMPANIES -- 1.6%
         IBJ Leasing Co., Ltd.(1).....................  19,600    493,191
                                                               ----------
       FISHERIES -- 1.5%
         Toyo Suisan Kaisha, Ltd.(1)..................  13,950    465,027
                                                               ----------
       HOSPITAL BEDS/EQUIPMENT -- 1.6%
         Paramount Bed Holdings Co., Ltd.(1)..........  16,300    512,129
                                                               ----------


                                                                VALUE
                    SECURITY DESCRIPTION               SHARES  (NOTE 2)
       -----------------------------------------------------------------
       INSURANCE-LIFE/HEALTH -- 4.9%
         Sony Financial Holdings, Inc.(1).............  47,980   784,661
         T&D Holdings, Inc.(1)........................  61,980   735,611
                                                               ---------
                                                               1,520,272
                                                               ---------
       INSURANCE-PROPERTY/CASUALTY -- 1.3%
         Tokio Marine Holdings, Inc.(1)...............  13,800   413,728
                                                               ---------
       MACHINERY-CONSTRUCTION & MINING -- 1.4%
         Komatsu, Ltd.(1).............................  20,700   428,085
                                                               ---------
       MACHINERY-ELECTRICAL -- 0.5%
         Mitsubishi Electric Corp.(1).................  13,430   150,794
                                                               ---------
       MACHINERY-GENERAL INDUSTRIAL -- 2.7%
         Makino Milling Machine Co., Ltd.(1)..........  89,460   628,922
         Okuma Corp.(1)...............................  27,500   221,547
                                                               ---------
                                                                 850,469
                                                               ---------
       MEDICAL INSTRUMENTS -- 1.2%
         Nihon Kohden Corp.(1)........................   9,430   375,403
                                                               ---------
       MEDICAL-DRUGS -- 1.7%
         Shionogi & Co., Ltd.(1)......................  28,500   527,233
                                                               ---------
       MEDICAL-WHOLESALE DRUG DISTRIBUTION -- 0.4%
         Suzuken Co., Ltd.(1).........................   2,880   111,301
                                                               ---------
       MISCELLANEOUS MANUFACTURING -- 0.0%
         Peace Mark Holdings, Ltd.+(2)(3).............   8,000         0
                                                               ---------
       OIL COMPANIES-EXPLORATION & PRODUCTION -- 1.6%
         Inpex Corp.(1)...............................  38,600   499,909
                                                               ---------
       OIL REFINING & MARKETING -- 3.5%
         JX Holdings, Inc.(1)......................... 227,600 1,094,194
                                                               ---------
       PETROCHEMICALS -- 0.9%
         Mitsui Chemicals, Inc.(1).................... 118,000   288,941
                                                               ---------
       PHOTO EQUIPMENT & SUPPLIES -- 1.1%
         FUJIFILM Holdings Corp.(1)...................  12,820   343,602
                                                               ---------
       REAL ESTATE MANAGEMENT/SERVICES -- 3.0%
         Mitsubishi Estate Co., Ltd.(1)...............  39,430   938,354
                                                               ---------
       RETAIL-APPAREL/SHOE -- 1.0%
         Chiyoda Co., Ltd.(1).........................  14,300   309,460
                                                               ---------
       RETAIL-CONSUMER ELECTRONICS -- 2.2%
         K's Holdings Corp.(1)........................  24,590   683,018
                                                               ---------
       RETAIL-DRUG STORE -- 1.9%
         Tsuruha Holdings, Inc.(1)....................   6,100   599,492
                                                               ---------
       RETAIL-MISC./DIVERSIFIED -- 0.9%
         Ryohin Keikaku Co., Ltd.(1)..................   3,025   290,981
                                                               ---------
       STEEL-PRODUCERS -- 1.0%
         Yamato Kogyo Co., Ltd.(1)....................  10,100   315,933
                                                               ---------
       STEEL-SPECIALTY -- 2.1%
         Hitachi Metals, Ltd.(1)......................  45,100   640,438
                                                               ---------
       TELEPHONE-INTEGRATED -- 6.0%
         KDDI Corp.(1)................................  13,000   756,508
         Nippon Telegraph & Telephone Corp.(1)........  20,570 1,118,077
                                                               ---------
                                                               1,874,585
                                                               ---------

        SUNAMERICA JAPAN FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2014 -- (UNAUDITED) (CONTINUED)



                                                            VALUE
                    SECURITY DESCRIPTION           SHARES  (NOTE 2)
            --------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            TELEVISION -- 4.4%
              Nippon Television Holdings, Inc.(1). 27,750    452,455
              TV Asahi Corp.(1)................... 50,160    907,539
                                                          ----------
                                                           1,359,994
                                                          ----------
            TOBACCO -- 3.0%
              Japan Tobacco, Inc.(1).............. 30,180    946,333
                                                          ----------
            TRANSPORT-MARINE -- 1.2%
              Mitsui OSK Lines, Ltd.(1)........... 94,000    365,683
                                                          ----------
            TRAVEL SERVICES -- 1.1%
              HIS Co., Ltd.(1)....................  6,000    341,312
                                                          ----------
            TOTAL LONG-TERM INVESTMENT SECURITIES
               (cost $30,142,841).................        30,107,153
                                                          ----------


                                                       PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                   AMOUNT     (NOTE 2)
   -------------------------------------------------------------------------
   REPURCHASE AGREEMENT -- 3.3%
     Agreement with State Street Bank & Trust
      bearing interest at 0.00%, dated 03/31/2014,
      to be repurchased 04/01/2014 in the amount
      of $1,018,000 collateralized by $1,140,000 of
      Federal Home Loan Mtg. Assoc. Notes,
      bearing interest at 2.00% due 01/30/2023
      and having an approximate value of
      $1,040,105 (cost $1,018,000)................... $1,018,000  $ 1,018,000
                                                                  -----------
   TOTAL INVESTMENTS
      (cost $31,160,841)(4)..........................       99.7%  31,125,153
   Other assets less liabilities.....................        0.3       90,902
                                                      ----------  -----------
   NET ASSETS                                              100.0% $31,216,055
                                                      ==========  ===========

--------
+  Non-income producing security
(1)Security was valued using fair value procedures at March 31, 2014. The aggregate value of these securities was $30,107,153 representing 96.4% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)Illiquid security. At March 31, 2014, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(4)See Note 5 for cost of investments on a tax basis. See Notes to Financial Statements

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2014 (see Note 2):

                                           LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 --SIGNIFICANT
                                               QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS     TOTAL
ASSETS:
  Long-Term Investment Securities:
  Common Stock:
   Auto-Cars/Light Trucks.................          $--             $ 1,689,507             $--          $ 1,689,507
   Auto/Truck Parts & Equipment-Original..           --               3,497,854              --            3,497,854
   Electronic Components-Misc.............           --               1,615,773              --            1,615,773
   Miscellaneous Manufacturing............           --                      --               0                    0
   Telephone-Integrated...................           --               1,874,585              --            1,874,585
   Other Industries*......................           --              21,429,434              --           21,429,434
Repurchase Agreement......................           --               1,018,000              --            1,018,000
                                                    ---             -----------             ---          -----------
Total.....................................          $--             $31,125,153             $ 0          $31,125,153
                                                    ===             ===========             ===          ===========

--------
* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2014 -- (UNAUDITED)

Note 1. Organization

   SunAmerica Equity Funds is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company and was organized as a Massachusetts business trust (the "Trust" or "Equity Funds") on June 16, 1986. It currently consists of two different funds (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series of the Trust with a distinct objective and/or strategy. Each Fund is advised and/or managed by SunAmerica Asset Management, LLC. (the "Adviser" or "SunAmerica"). An investor may invest in one or more of the following Funds: SunAmerica International Dividend Strategy Fund ("International Dividend Strategy Fund"), or SunAmerica Japan Fund ("Japan Fund"). On October 28, 2013 the SunAmerica Value Fund was reorganized into SunAmerica Focused Alpha Large Cap Fund, a series of SunAmerica Specialty Series. The Funds are considered to be separate entities for financial and tax reporting purposes.

   The investment objective and principal investment techniques for each of the Funds are as follows:

   INTERNATIONAL DIVIDEND STRATEGY FUND seeks total return by employing a "buy and hold" strategy to identify approximately 50 to 100 high dividend yielding equity securities selected annually from the MSCI ACWI ex-U.S. Index. At least 80% of the Fund's net assets, plus any borrowings for investment purposes, will be invested in dividend yielding equity securities.

   JAPAN FUND seeks long-term capital appreciation by active trading of securities of Japanese issuers and other investments that are tied economically to Japan ("Japanese companies"). Under normal circumstances, at least 80% of the Fund's net assets, plus any borrowings for investment purposes, will be invested in Japanese Companies.

   Each Fund is organized as a "diversified" fund within the meaning of the 1940 Act.

   Each Fund offers multiple classes of shares. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in amounts $1,000,000 or more will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

   Class B shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares of each Fund convert automatically to Class A shares approximately eight years after purchase of such Class B shares and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class C shares are offered at net asset value per share without an initial sales charge, although may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase.

   Class I shares are closed to new purchases; however, existing investors may continue to purchase shares through reinvestments of dividends and capital gains distributions.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Trust's registration statement. Class A, Class B and Class C shares each make distribution and account maintenance fee payments under the distribution plans pursuant to Rule 12b-1 under the 1940 Act, except that Class B and Class C shares are subject to higher distribution fee rates. Class I shares have not adopted 12b-1 plans and make no payments thereunder, however, Class I shares pay a service fee to the Funds' distributor for providing administrative and shareholder services.


   INDEMNIFICATIONS: Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an "interested person," as defined in Section 2(a)(19) of the 1940 Act, of the Trust

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2014 -- (UNAUDITED)
        (CONTINUED)

   (collectively, the "Disinterested Trustees"), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

   SECURITY VALUATION: In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Funds disclose the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities
   Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees ("the Board") etc.).
   Level 3 -- Significant unobservable inputs (includes inputs that reflect the Funds' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

   Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

   The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

   The summary of inputs used to value the Funds' net assets as of March 31, 2014 are reported on a schedule following the Portfolio of Investments.

   Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2014 -- (UNAUDITED)
        (CONTINUED)

   the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund's shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

   Bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at evaluated bid prices obtained for the day of valuation from a board-approved pricing service, and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

   Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

   Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

   Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

   The Board is responsible for the share valuation process and has adopted a policy and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   MASTER AGREEMENTS: The Funds have entered into Master Repurchase Agreements ("Master Agreements") with certain counterparties that govern repurchase agreement transactions. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements and events of default. Collateral can be in the form of cash or securities as agreed to by the Funds and applicable counterparty. The Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2014 -- (UNAUDITED)
        (CONTINUED)

   events of default. Upon the occurrence of an event of default, the other party may elect to terminate early and cause settlement of all repurchase agreement transactions outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Funds' counterparties to elect early termination could cause the Funds to accelerate the payment of liabilities. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As of March 31, 2014, the repurchase agreements held by the Funds are subject to master netting agreements. See the Portfolio of Investments and Notes to the Financial Statements for more information about a Portfolio's holdings in repurchase agreements.

   REPURCHASE AGREEMENTS: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   As of March 31, 2014, the following Fund held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

                                 PERCENTAGE PRINCIPAL
FUND                             OWNERSHIP   AMOUNT
----                             ---------- ----------
International Dividend Strategy.    0.98%   $1,928,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   State Street Bank & Trust Co., dated March 31, 2014, bearing interest at a rate of 0.00% per annum, with a principal amount of $196,232,000, a repurchase price of $196,232,000, and a maturity date of April 1, 2014. The repurchase agreement is collateralized by the following:

                     INTEREST  MATURITY   PRINCIPAL
TYPE OF COLLATERAL     RATE      DATE      AMOUNT        VALUE
------------------   -------- ---------- ------------ ------------
U.S. Treasury Bills.   0.11%  03/05/2015 $ 50,000,000 $ 49,950,000
U.S. Treasury Notes.   0.75   06/15/2014   10,000,000   10,037,500
U.S. Treasury Notes.   0.75   12/31/2017    3,175,000    3,115,469
U.S. Treasury Notes.   2.00   02/28/2021  139,790,000  137,055,008

   SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

   Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date.

   Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates.

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2014 -- (UNAUDITED)
        (CONTINUED)


   Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

   Expenses common to all Funds, not directly related to individual Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

   Dividends from net investment income, if any, are normally paid quarterly for the International Dividend Strategy Fund. The Japan Fund pays annually. Capital gain distributions, if any, are paid annually. Each of the Funds reserves the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date.

   The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

   Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that each Fund will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

   Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2010 - 2012 or expected to be taken in each Fund's 2013 tax return. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2010.

   FOREIGN CURRENCY TRANSLATION: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

   The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the year.

   Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

   Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2014 -- (UNAUDITED)
        (CONTINUED)


   NEW ACCOUNTING PRONOUNCEMENTS

   In December 2011 the FASB issued Accounting Standards Update ("ASU")
   No. 2011-11 "Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in FASB ASU 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" which was issued January 2013. The amended Standard requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The new and revised disclosures are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. All required changes to accounting policies have been made in accordance with ASU No. 2011-11 and 2013-01.

Note 3. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

   The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the "Agreement") with SunAmerica. Under the Agreement, SunAmerica provides continuous supervision of a Fund's portfolio and administers its corporate affairs, subject to general review by the Trustees. In connection therewith, SunAmerica furnishes the Funds with office facilities, maintains certain of the Funds' books and records, and pays the salaries and expenses of all personnel, including officers of the Funds who are employees of SunAmerica and its affiliates.

   The Funds pay SunAmerica a monthly investment advisory and management fee calculated daily at the following annual percentages of each Fund's average daily net assets:

                                       MANAGEMENT
FUND                                      FEES
----                                   ----------
International Dividend Strategy Fund+.    1.00%
Japan Fund............................    1.15

   For the six months ended March 31, 2014, SunAmerica earned fees in the amounts stated in the Statement of Operations.

   The Japan Fund is subadvised by Wellington Management Company, LLP ("Wellington Management") pursuant to a subadvisory agreement with SunAmerica. Wellington Management receives an annual fee of 0.45% of average daily net assets of the Japan Fund, which is paid by SunAmerica. In addition, Wellington Management has agreed to voluntarily waive 50% or 0.225% of the subadvisory fee payable to it by SunAmerica. The voluntary fee waiver may be discontinued at any time by Wellington Management. Effective June 1, 2014, this voluntary fee waiver will be discontinued.

   SunAmerica has contractually agreed to waive fees or reimburse expenses to the extent necessary to cap the Funds' annual fund operating expenses at the following percentages of each Class's average daily net assets. For the purposes of waived fee and/or reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes, governmental fees and other expenses not incurred in the ordinary course of the Funds' business. The contractual fee waivers and expense reimbursements will continue in effect indefinitely unless terminated by the Trustees, including a majority of the Disinterested Trustees.

FUND                                          PERCENTAGE
----                                          ----------
International Dividend Strategy Fund Class A.    1.90%
International Dividend Strategy Fund Class B.    2.55
International Dividend Strategy Fund Class C.    2.55
International Dividend Strategy Fund Class I.    1.80
Japan Fund Class A...........................    1.90
Japan Fund Class B...........................    2.55
Japan Fund Class C...........................    2.55

--------
+ Pursuant to a Fee Waiver Agreement, SunAmerica is contractually obligated to waive its advisory fee so that the aggregate advisory fee payable by the Fund to SunAmerica does not exceed an annual rate of 0.95% of average daily net assets. For the six months ended March 31, 2014, the amount of the advisory fees waived were $23,391. These amounts are reflected in the Statement of Operations. Effective January 31, 2014, this Fee Waiver Agreement terminated pursuant to its terms.

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2014 -- (UNAUDITED)
        (CONTINUED)


   Any contractual waivers and/or reimbursements made by SunAmerica are subject to recoupment from the Funds within two years after the occurrence of the waiver and/or reimbursement, provided that the Funds are able to effect such payments to SunAmerica and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made.

   For the six months ended March 31, 2014, pursuant to the contractual expense limitations referred to above, SunAmerica has waived or reimbursed expenses as follows:

            OTHER EXPENSES
FUND          REIMBURSED
----        --------------
Japan Fund.     $5,548

FUND                                          AMOUNT
----                                          -------
International Dividend Strategy Fund Class B. $ 5,955
International Dividend Strategy Fund Class C.     453
Japan Fund Class A...........................  33,517
Japan Fund Class B...........................   7,626
Japan Fund Class C...........................   9,629

   For the six months ended March 31, 2014, the amounts recouped by SunAmerica are as follows:

FUND                                          AMOUNT
----                                          -------
International Dividend Strategy Fund Class A. $49,485
International Dividend Strategy Fund Class C.   7,907
International Dividend Strategy Fund Class I.     594
Japan Fund Class A...........................   2,822

   At March 31, 2014, expenses previously waived and/or reimbursed by SunAmerica that remain subject to recoupment and expire during the time periods indicated are as follows:

                                            OTHER EXPENSES REIMBURSED
                                      -------------------------------------
                                      SEPTEMBER 30, SEPTEMBER 30, MARCH 31,
FUND                                      2014          2015        2016
----                                  ------------- ------------- ---------
International Dividend Strategy Fund.   $119,517       $    --     $   --
Japan Fund...........................     52,547        58,268      5,548

                                               CLASS SPECIFIC EXPENSES REIMBURSED
                                              -------------------------------------
                                              SEPTEMBER 30, SEPTEMBER 30, MARCH 31,
FUND                                              2014          2015        2016
----                                          ------------- ------------- ---------
International Dividend Strategy Fund Class A.    $   --        $52,143     $    --
International Dividend Strategy Fund Class B.     6,452         19,805       5,955
International Dividend Strategy Fund Class C.     8,021         28,315         453
International Dividend Strategy Fund Class I.        --             30          --
Japan Fund Class A...........................     9,499         62,143      33,517
Japan Fund Class B...........................     8,433         12,355       7,626
Japan Fund Class C...........................     8,463         14,362       9,629

   The Trust, on behalf of each Fund, has entered into a Distribution Agreement with AIG Capital Services, Inc.* ("ACS" or the "Distributor"), an affiliate of the Adviser. Each Fund has adopted a Distribution Plan on behalf of each class of shares (other than Class I shares) (each a "Plan" and collectively, the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan," "Class B Plan" and "Class C Plan." In adopting the Plans, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   Under the Class A Plan, Class B Plan and Class C Plan, the Distributor receives a distribution fee from a Fund at an annual rate of 0.10%, 0.75% and 0.75%, respectively, of the average daily net assets of the Fund's
   Class A, Class B and Class C shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated include fees paid to broker-dealers that have sold

--------
*Effective February 28, 2014, SunAmerica Capital Services, Inc. changed its name to AIG Capital Services, Inc.

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2014 -- (UNAUDITED)
        (CONTINUED)

   Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. The Plans provide that the Class A, Class B and Class C shares of each Fund will pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to compensate the Distributor and certain securities firms for account maintenance activities. Accordingly, for the six months ended March 31, 2014, ACS received fees (see Statement of Operations) based upon the aforementioned rates.

   In addition, ACS is paid a fee of 0.25% of average daily net assets of Class I shares in connection with providing administrative and shareholder services to Class I shareholders. For the six months ended March 31, 2014, ACS earned fees (see Statement of Operations) based upon the aforementioned rates.

   ACS receives sales charges on each Fund's Class A shares, portions of which are reallocated to affiliated broker-dealers and non-affiliated broker-dealers. ACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class A, Class B and Class C shares. ACS has advised the Funds that for the six months ended March 31, 2014, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

                                                         CLASS A                     CLASS B    CLASS C
                                      --------------------------------------------- ---------- ----------
                                                                         CONTINGENT CONTINGENT CONTINGENT
                                               AFFILIATED                 DEFERRED   DEFERRED   DEFERRED
                                       SALES    BROKER-   NON-AFFILIATED   SALES      SALES      SALES
FUND                                  CHARGES   DEALERS   BROKER-DEALERS  CHARGES    CHARGES    CHARGES
----                                  -------- ---------- -------------- ---------- ---------- ----------
International Dividend Strategy Fund. $166,486  $21,338      $119,689      $7,026     $3,223     $3,010
Japan Fund...........................  118,316    3,365        95,535       3,143         25      1,556

   The Trust has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent, State Street Bank and Trust Company, in connection with the services that it offers to the shareholders of the Funds. Pursuant to the Service Agreement, the Funds pay a fee to SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets. For the six months ended March 31, 2014, the Funds incurred the following expenses which are included in transfer agent fees payable in the Statement of Asset and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement.

                                                  EXPENSE                 PAYABLE AT MARCH 31, 2014
                                      -------------------------------- -------------------------------
FUND                                  CLASS A  CLASS B CLASS C CLASS I CLASS A CLASS B CLASS C CLASS I
----                                  -------- ------- ------- ------- ------- ------- ------- -------
International Dividend Strategy Fund. $115,330 $6,950  $29,517  $926   $19,940 $1,107  $5,159    $84
Japan Fund...........................   29,600    318    2,878    --     5,039     65     557     --

   At March 31, 2014, the following affiliates owned a percentage of the outstanding shares of the following funds: Focused Multi-Asset Strategy Portfolio and Focused Balanced Strategy Portfolio owned 16% and 14%, respectively of the SunAmerica International Dividend Strategy Fund; Focused Multi-Asset Strategy Portfolio and Focused Balanced Strategy Portfolio owned 60% and 13%, respectively of the Japan Fund.

Note 4. Purchases and Sales of Securities

   The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended March 31, 2014 were as follows:

                                                    INTERNATIONAL
                                                      DIVIDEND
                                                      STRATEGY
                                                        FUND      JAPAN FUND
                                                    ------------- -----------
Purchases (excluding U.S. government securities)...  $99,593,372  $18,714,230
Sales (excluding U.S. government securities).......   81,713,663   15,399,328
Purchase of U.S. government securities.............           --           --
Sales and maturities of U.S. government securities.           --           --

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2014 -- (UNAUDITED)
        (CONTINUED)


Note 5. Federal Income Taxes

   The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, and derivative transactions.

                                                  FOR THE YEAR ENDED SEPTEMBER 30, 2013
                                      --------------------------------------------------------------
                                                DISTRIBUTABLE EARNINGS            TAX DISTRIBUTIONS
                                      ------------------------------------------- ------------------
                                                                                              LONG-
                                                 LONG-TERM GAINS/   UNREALIZED                TERM
                                       ORDINARY    CAPITAL LOSS    APPRECIATION    ORDINARY  CAPITAL
                                        INCOME      CARRYOVER     (DEPRECIATION)*   INCOME    GAINS
                                      ---------- ---------------- --------------- ---------- -------
International Dividend Strategy Fund. $  288,634  $(101,082,212)    $4,316,481    $4,117,355   $--
Japan Fund...........................  1,744,627        774,030      1,723,467       480,821    --

--------
* Unrealized appreciation (depreciation) includes amounts for other assets and liabilities denominated in foreign currency.

   The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows at March 31, 2014:

                                            INTERNATIONAL
                                              DIVIDEND       JAPAN
                                            STRATEGY FUND    FUND
                                            ------------- -----------
Cost (tax basis)........................... $138,113,806  $31,293,749
                                            ============  ===========
Appreciation...............................   13,656,655    1,170,876
Depreciation...............................   (7,361,134)  (1,339,472)
                                            ------------  -----------
Net unrealized appreciation (depreciation). $  6,295,521     (168,596)
                                            ============  ===========

   For Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, as of September 30, 2013, which are available to offset future capital gains, if any:

                                                 CAPITAL LOSS CARRYFORWARD+                UNLIMITED+
                                       ----------------------------------------------- -------------------
FUND                                      2015        2016        2017        2018         ST        LT
----                                   ----------- ----------- ----------- ----------- ---------- --------
International Dividend Strategy Fund*. $31,528,888 $25,210,425 $16,578,456 $19,381,525 $8,123,727 $259,191
Japan Fund............................          --          --          --          --         --       --

--------
+ On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.
* The capital loss carryforwards include realized capital losses from the acquisition of other funds. Certain losses may be subject to annual limitations imposed by the Internal Revenue Code. Therefore, it is possible that not all of the capital losses will be available for use. As of September 30, 2013, based on current tax law, the International Dividend Strategy Fund has $0 of capital losses that will not be available for use.

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2014 -- (UNAUDITED)
        (CONTINUED)


Note 6. Capital Share Transactions

   Transactions in capital shares of each class of each fund were as follows:

                                                        INTERNATIONAL DIVIDEND STRATEGY FUND
                          ------------------------------------------------------------------------------------------------
                                                CLASS A                                          CLASS B
                          --------------------------------------------------  --------------------------------------------
                                   FOR THE                                           FOR THE
                              SIX MONTHS ENDED               FOR THE             SIX MONTHS ENDED           FOR THE
                               MARCH 31, 2014              YEAR ENDED             MARCH 31, 2014           YEAR ENDED
                                 (UNAUDITED)           SEPTEMBER 30, 2013          (UNAUDITED)         SEPTEMBER 30, 2013
                          ------------------------  ------------------------  ---------------------  ---------------------
                            SHARES       AMOUNT       SHARES       AMOUNT      SHARES      AMOUNT     SHARES      AMOUNT
                          ----------  ------------  ----------  ------------  --------  -----------  --------  -----------
Shares sold(1)(2)........  3,040,401  $ 34,472,091   5,798,641  $ 64,710,792   261,527  $ 2,795,598   235,651  $ 2,417,773
Reinvested dividends.....     72,894       820,056     255,296     2,731,325     3,690       38,048    16,359      161,707
Shares redeemed(1)(2)(3). (2,119,604)  (23,946,642) (2,342,145)  (25,651,140) (262,452)  (2,734,022) (138,911)  (1,403,186)
                          ----------  ------------  ----------  ------------  --------  -----------  --------  -----------
Net increase (decrease)..    993,691  $ 11,345,505   3,711,792  $ 41,790,977     2,765  $    99,624   113,099  $ 1,176,294
                          ==========  ============  ==========  ============  ========  ===========  ========  ===========

                                                        INTERNATIONAL DIVIDEND STRATEGY FUND
                          ------------------------------------------------------------------------------------------------
                                                CLASS C                                          CLASS I
                          --------------------------------------------------  --------------------------------------------
                                   FOR THE                                           FOR THE
                              SIX MONTHS ENDED               FOR THE             SIX MONTHS ENDED           FOR THE
                               MARCH 31, 2014              YEAR ENDED             MARCH 31, 2014           YEAR ENDED
                                 (UNAUDITED)           SEPTEMBER 30, 2013          (UNAUDITED)         SEPTEMBER 30, 2013
                          ------------------------  ------------------------  ---------------------  ---------------------
                            SHARES       AMOUNT       SHARES       AMOUNT      SHARES      AMOUNT     SHARES      AMOUNT
                          ----------  ------------  ----------  ------------  --------  -----------  --------  -----------
Shares sold..............    667,284  $  6,981,396   1,498,326  $ 15,393,857        --  $        --        --  $        --
Reinvested dividends.....     18,329       188,609      63,771       627,446       934       10,596     4,748       51,338
Shares redeemed(3).......   (341,109)   (3,529,130)   (444,666)   (4,419,530)  (65,097)    (736,013)  (19,146)    (212,997)
                          ----------  ------------  ----------  ------------  --------  -----------  --------  -----------
Net increase (decrease)..    344,504  $  3,640,875   1,117,431  $ 11,601,773   (64,163) $  (725,417)  (14,398) $  (161,659)
                          ==========  ============  ==========  ============  ========  ===========  ========  ===========

--------
(1)For the six months ended March 31, 2014, includes automatic conversion of 23,455 shares of Class B shares in the amount of $244,267 to 21,487 shares of Class A shares in the amount of $244,267.
(2)For the year ended September 30, 2013, includes automatic conversion of 49,437 shares of Class B shares in the amount of $502,149 to 45,403 shares of Class A shares in the amount of $502,149.
(3)For the year ended September 30, 2013, net of redemption fees of $13,719, $1,004, $3,582 and $244 for Class A, Class B, Class C and Class I shares, respectively.

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2014 -- (UNAUDITED)
        (CONTINUED)



                                            JAPAN FUND                                 JAPAN FUND
                          ----------------------------------------------  ------------------------------------
                                              CLASS A                                    CLASS B
                          ----------------------------------------------  ------------------------------------
                                 FOR THE                                        FOR THE
                             SIX MONTHS ENDED            FOR THE           SIX MONTHS ENDED        FOR THE
                              MARCH 31, 2014            YEAR ENDED          MARCH 31, 2014       YEAR ENDED
                               (UNAUDITED)          SEPTEMBER 30, 2013        (UNAUDITED)     SEPTEMBER 30, 2013
                          ---------------------  -----------------------  ------------------  ----------------
                           SHARES      AMOUNT      SHARES       AMOUNT     SHARES    AMOUNT   SHARES    AMOUNT
                          --------  -----------  ----------  -----------  -------  ---------  ------   --------
Shares sold(1)(2)........  951,188  $ 7,409,392   1,031,698  $ 7,749,168   36,487  $ 275,109   5,743   $ 41,942
Reinvested dividends.....  309,873    2,283,764      73,705      468,763    4,679     33,410     496      3,078
Shares redeemed(1)(2)(3). (625,289)  (4,753,083) (1,241,592)  (8,747,150) (22,205)  (160,403) (7,663)   (51,206)
                          --------  -----------  ----------  -----------  -------  ---------  ------   --------
Net increase (decrease)..  635,772  $ 4,940,073    (136,189) $  (529,219)  18,961  $ 148,116  (1,424)  $ (6,186)
                          ========  ===========  ==========  ===========  =======  =========  ======   ========

                                            JAPAN FUND
                          ----------------------------------------------
                                              CLASS C
                          ----------------------------------------------
                                 FOR THE
                             SIX MONTHS ENDED            FOR THE
                              MARCH 31, 2014            YEAR ENDED
                               (UNAUDITED)          SEPTEMBER 30, 2013
                          ---------------------  -----------------------
                           SHARES      AMOUNT      SHARES       AMOUNT
                          --------  -----------  ----------  -----------
Shares sold..............  186,581  $ 1,373,521     233,230  $ 1,735,449
Reinvested dividends.....    9,799       69,866       1,039        6,443
Shares redeemed(3).......  (30,657)    (224,747)    (21,622)    (145,195)
                          --------  -----------  ----------  -----------
Net increase (decrease)..  165,723  $ 1,218,640     212,647  $ 1,596,697
                          ========  ===========  ==========  ===========

--------
(1)For the six months ended March 31, 2014, includes automatic conversion of 111 shares of Class B shares in the amount of $847 to 108 shares of Class A shares in the amount of $847.
(2)For the year ended September 30, 2013, includes automatic conversion of 1,472 shares of Class B shares in the amount of $10,020 to 1,428 shares of Class A shares in the amount of $10,020.
(3)For the year ended September 30, 2013, net of redemption fees of $1,974, $19, and $43 for Class A, Class B, and Class C shares, respectively.

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2014 -- (UNAUDITED)
        (CONTINUED)


Note 7. Line of Credit

   The SAAMCo family of mutual funds has established a $75 million committed and a $50 million uncommitted line of credit with State Street Bank and Trust Company, the Funds' custodian. Interest is currently payable at the higher of the Federal Funds Rate plus 125 basis points or the overnight London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed line of credit which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000. For the six months ended March 31, 2014, the following Funds had borrowings:

                                                            AVERAGE   WEIGHTED
                                         DAYS     INTEREST    DEBT    AVERAGE
FUND                                  OUTSTANDING CHARGES   UTILIZED  INTEREST
----                                  ----------- -------- ---------- --------
International Dividend Strategy Fund.      7        298    $1,144,288   1.34%
Japan Fund...........................      6        173       772,612   1.34

   At March 31, 2014, there were no borrowings outstanding.

Note 8. Interfund Lending Agreement

   Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended March 31, 2014, none of the Funds participated in this program.

Note 9. Trustees' Retirement Plan

   The Board has adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended, for the Disinterested Trustees. The Retirement Plan provides generally that a Disinterested Trustee may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Trustee of any of the adopting SunAmerica mutual funds (the "Adopting Funds") or has attained the age of 60 while a Trustee and completed five (5) consecutive years of service as a Trustee of any Adopting Fund (an "Eligible Trustee/Director"). Pursuant to the Retirement Plan, an Eligible Trustee may receive benefits upon (i) his or her death or disability while a Trustee or (ii) the termination of his or her tenure as a Trustee, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Trustee.

   As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Trustee and Participant, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Trustee's account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   Effective December 3, 2008, the Retirement Plan was amended to, among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Trustees from first becoming participants in the Retirement Plan after December 31, 2008 and (3) permit active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to Participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2014 -- (UNAUDITED)
        (CONTINUED)


   The following amounts for the Retirement Plan Liabilities are included in the Trustees' fees and expenses payable line on the Statement of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Trustees' fees and expenses line on the Statement of Operations.

                                      RETIREMENT PLAN RETIREMENT PLAN RETIREMENT PLAN
                                         LIABILITY        EXPENSE        PAYMENTS
                                      --------------- --------------- ---------------
FUND                                               AS OF MARCH 31, 2014
----                                  -----------------------------------------------
International Dividend Strategy Fund.      $870             $10            $439

Note 10. Investment Concentration

   Some of the Funds may invest internationally, including in "emerging market" countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed markets. Emerging market countries may have relatively unstable government and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. These securities may be denominated in currencies other than U.S. dollars. When investing internationally, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, because the Japan Fund concentrates its investments in Japan, the Fund's performance is expected to be closely tied to social, political and economic conditions of that country. At March 31, 2014, the International Dividend Strategy Fund had 23.8% of its net assets invested in equity securities domiciled in Brazil, while the Japan Fund had 96.4% of its net assets invested in equity securities domiciled Japan.

[LOGO]

HARBORSIDE FINANCIAL CENTER
3200 PLAZA 5
JERSEY CITY, NJ 07311-4992

TRUSTEES                   SHAREHOLDER SERVICING      This report is submitted
 Richard W. Grant          AGENT                      solely for the general
 Peter A. Harbeck           SunAmerica Fund           information of
 Dr. Judith L. Craven         Services, Inc.          shareholders of the
 William F. Devin           Harborside Financial      Funds. Distribution of
 Stephen J. Gutman            Center                  this report to persons
 William J. Shea            3200 Plaza 5              other than shareholders
                            Jersey City, NJ           of the Funds is
OFFICERS                      07311-4992              authorized only in
 John T. Genoy, President                             con-nection with a
   and Chief Executive     CUSTODIAN AND TRANSFER     currently effective
   Officer                 AGENT                      pro-spectus, setting
 Timothy P. Pettee, Vice    State Street Bank and     forth details of the
   President                  Trust Company           Funds, which must precede
 James Nichols, Vice        P.O. Box 5607             or accom-pany this report.
   President                Boston, MA 02110
 Katherine Stoner, Vice                               DELIVERY OF SHAREHOLDER
   President and Chief     VOTING PROXIES ON TRUST    DOCUMENTS
   Compliance Officer      PORTFOLIO SECURITIES       The Funds have adopted a
 Gregory N. Bressler,      A description of the       policy that allows them
   Secretary               policies and procedures    to send only one copy of
 Gregory R. Kingston,      that the Trust uses to     a Fund's prospectus,
   Vice President and      determine how to vote      proxy material, annual
   Treasurer               proxies relating to        report and semi-annual
 Kathleen Fuentes, Chief   securities held in a       report (the "shareholder
   Legal Officer and       Fund's portfolio which is  documents") to
   Assistant Secretary     available in the Trust's   shareholders with
 Thomas D. Peeney,         Statement of Additional    multiple accounts
   Assistant Secretary     Information, may be        residing at the same
 Nori L. Gabert, Vice      obtained without charge    "household." This
   President and           upon request, by calling   practice is called
   Assistant Secretary     (800) 858-8850. This       householding and reduces
 Matthew Hackethal,        in-formation is also       Fund expenses, which
   Anti-Money Laundering   available from the EDGAR   benefits you and other
   Compliance Officer      database on the U.S.       shareholders. Unless the
 Diedre L. Shepherd,       Securities and Ex-change   Funds receive
   Assistant Treasurer     Commission's website at    instructions to the
                           http://www.sec.gov.        con-trary, you will only
INVESTMENT ADVISER                                    receive one copy of the
 SunAmerica Asset          PROXY VOTING RECORD ON     shareholder documents.
   Management, LLC         SUNAMERICA EQUITY FUNDS    The Funds will continue
 Harborside Financial      Information regarding how  to household the
   Center                  SunAmerica Equity Funds    share-holder documents
 3200 Plaza 5              voted proxies relating to  indefinitely, until we
 Jersey City, NJ           securities held in         are instructed otherwise.
   07311-4992              SunAmerica Equity Funds    If you do not wish to
                           during the most recent     participate in
DISTRIBUTOR                twelve month period ended  householding, please
 AIG Capital Services,     June 30 is available,      contact Shareholder
   Inc.                    once filed with the U.S.   Services at (800)
 Harborside Financial      Securities and Exchange    858-8850 ext. 6010 or
   Center                  Commission, without        send a written request
 3200 Plaza 5              charge, upon request, by   with your name, the name
 Jersey City, NJ           calling (800) 858-8850 or  of your fund(s) and your
   07311-4992              on the U.S. Securities     account number(s) to
                           and Exchange Commission's  SunAmerica Mutual Funds
                           website at                 c/o BFDS, P.O. Box
                           http://www.sec.gov.        219186, Kansas City MO,
                                                      64121-9186. We will
                           DISCLOSURE OF QUARTERLY    resume individual
                           PORTFOLIO HOLDINGS         mailings for your account
                           The Trust is required to   within thirty (30) days
                           file its complete          of receipt of your
                           schedule of portfolio      request.
                           holdings with the U.S.
                           Securities and Exchange    The accompanying report
                           Commission for its first   has not been audited by
                           and third fiscal quarters  independent accountants
                           on Form N-Q. The Trust's   and accordingly no
                           Forms N-Q are available    opinion has been
                           on the U.S. Securities     expressed thereon.
                           and Exchange Commission's
                           website at
                           http://www.sec.gov. You
                           can also review and
                           obtain copies of the
                           Forms N-Q at the U.S.
                           Securities and Exchange
                           Com-mission's Public
                           Reference Room in
                           Wash-ington, DC
                           (information on the
                           operation of Public
                           Reference Room may be
                           obtained by calling
                           1-800-SEC-0330).

                                    [GRAPHIC]


GO PAPERLESS!!

DID YOU KNOW THAT YOU HAVE THE OPTION TO
RECEIVE YOUR SHAREHOLDER REPORTS ONLINE?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

IT'S QUICK -- Fund documents will be received faster than via traditional mail.

IT'S CONVENIENT -- Elimination of bulky documents from personal files.

IT'S COST EFFECTIVE -- Reduction of your Fund's printing and mailing costs.

TO SIGN UP FOR ELECTRONIC DELIVERY, FOLLOW
THESE SIMPLE STEPS:

                   1   GO TO WWW.SAFUNDS.COM

                   2   CLICK ON THE LINK TO "GO PAPERLESS!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.safunds.com at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

FOR INFORMATION ON RECEIVING THIS REPORT ONLINE, SEE INSIDE BACK COVER.

FUNDS DISTRIBUTED BY AIG CAPITAL SERVICES, INC.

This fund report must be preceded by or accompanied by a prospectus.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.safunds.com. Read the prospectus carefully before investing.

WWW.SAFUNDS.COM

EQSAN - 3/14

[LOGO]

AIG

Sun America
Mutual Funds

Item 2.  Code of Ethics.

         Not applicable.

Item 3.  Audit Committee Financial Expert.

         Not applicable.

Item 4.  Principal Accountant Fees and Services.

         Not applicable.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 299.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-
         101), or this Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270. 30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

     (a)  (1) Not applicable.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b)under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Equity Funds

By: /s/ John T. Genoy
    ------------------
    John T. Genoy
    President

Date: June 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John T. Genoy
    ------------------
    John T. Genoy
    President

Date: June 6, 2014

By: /s/ Gregory R. Kingston
    -------------------
    Gregory R. Kingston
    Treasurer

Date: June 6, 2014